UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

Investment Company Act file number  811-08637
                                    ---------

                  The Pacific Corporate Group Private Equity Fund
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                 (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California           92037
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 (Address of principal executive offices)                    (Zip code)

                              The Corporation Trust Company
                                 Corporation Trust Center
                                     1209 Orange Street
                                Wilmington, Delaware 19801
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                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
                                                     --------------
Date of fiscal year end:   3/31/06
                          --------
Date of reporting period:   9/30/05
                           --------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.. 3507.

ITEM 1.  Reports to Shareholders

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
September 30, 2005



Assets

Portfolio investments at fair value (cost $40,394,401)                                                     $  39,367,748
Cash                                                                                                          18,260,229
Deposits in escrow (net of reserve of $226,028)                                                                  355,714
Deferred compensation plan assets, at market value                                                               181,505
Accrued interest receivable                                                                                       37,632
Prepaid expenses and other assets                                                                                 86,111
Other receivables                                                                                                 40,529
                                                                                                        ----------------

Total Assets                                                                                               $  58,329,468
                                                                                                       =================

Liabilities and Shareholders' Equity

Liabilities:
Deferred compensation plan - due to Independent Trustees                                                      $  181,505
Accounts payable and accrued expenses - legal fees                                                                42,422
Accounts payable and accrued expenses - audit and tax fees                                                        85,750
Accounts payable and accrued expenses - other                                                                     16,611
                                                                                                        ----------------
  Total liabilities                                                                                             326,288
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     266,903
Beneficial Shareholders (108,159.8075 shares)                                                                 57,736,277
                                                                                                        ----------------
   Total shareholders' equity                                                                                 58,003,180
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                                 $  58,329,468
                                                                                                        ================

Net asset value per share                                                                                      $  533.81
                                                                                                        ----------------


The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND CONSOLIDATED STATEMENTS OF
OPERATIONS (Unaudited) For the Three and Six Months Ended September 30, 2005

                                                                                  Three Months               Six Months
                                                                                     Ended                     Ended
                                                                                  September 30,              September 30,
                                                                                      2005                      2005
                                                                                -----------------        -----------------
Investment Income and Expenses

Interest from short-term investments                                                   $  123,000             $  213,679
Interest from Direct Investments                                                            2,141                  8,857
Interest from accretion of discount on debt securities                                          -                  1,195
                                                                                 ----------------        ---------------
   Total income                                                                           125,141                223,731
                                                                                 ----------------        ---------------

Expenses:
Management fee                                                                            169,832                369,925
Legal fees                                                                                 48,860                109,461
Audit and tax fees                                                                         15,750                 50,500
Administrative fees                                                                        30,245                 55,368
Independent Trustee fees                                                                   13,593                 28,086
Insurance expense                                                                          23,271                 46,452
Other expenses                                                                              4,656                 17,318
                                                                                 ----------------        ---------------
   Total expenses                                                                         306,207                677,110
                                                                                 ----------------        ---------------

   Net investment loss                                                                   (181,066)              (453,379)
                                                                                 ----------------        ---------------

Net Change in Shareholders' Equity from Portfolio Investments

Change in net unrealized appreciation of Direct Investments                            (2,918,670)            (2,419,116)
Net realized gain from Direct Investments                                               3,261,099              3,267,806
                                                                                 ----------------        ---------------
   Net change in net assets from Direct Investments                                       342,429                848,690
                                                                                 ----------------        ---------------

Change in net unrealized depreciation of Distributed Investments                          118,438                 38,846
Net realized loss from Distributed Investments                                           (136,658)              (269,578)
                                                                                 ----------------        ---------------
   Net change in net assets from Distributed
Investments                                                                               (18,220)              (230,732)
                                                                                 ----------------        ---------------

Change in net unrealized depreciation of Indirect Investments                            (230,559)             4,060,198
Expenses paid in connection with Indirect Investments                                     (13,815)               (13,815)
Realized gain and income distributions received from
   Indirect Investments                                                                 3,201,571              6,046,346
   Realized loss from write-off of Indirect Investments                                (2,850,000)            (7,550,000)
                                                                                 ----------------        ---------------
   Net change in net assets from Indirect Investments                                     107,197              2,542,729
                                                                                 ----------------        ---------------

Net Increase in Shareholders' Equity from Operations                                   $  250,340           $  2,707,308
                                                                                 ================        ===============

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS'
EQUITY (A) (Unaudited)
For the Six Months Ended September 30, 2005



                                                                Adviser              Beneficial
                                                                Trustee             Shareholders               Total
                                                            ---------------       -----------------      -----------------

Shareholders' equity as of March 31, 2005                       $   341,946          $   73,969,393         $   74,311,339

Increase (decrease) in shareholders' equity from operations:
   Net investment loss                                               (2,086)               (451,293)              (453,379)
   Realized gain on investments - net                                 6,877               1,487,697              1,494,574
   Change in unrealized appreciation
     on investments - net                                             7,666               1,658,447              1,666,113
                                                            ---------------       -----------------      -----------------
Net increase in shareholders' equity
 from operations                                                     12,457               2,694,851              2,707,308
                                                            ---------------       -----------------      -----------------

Distributions to shareholders: (C)
   Return of capital distributions                                  (39,790)             (8,607,357)            (8,647,147)
   Realized gain distributions                                      (47,710)            (10,320,610)           (10,368,320)
                                                            ---------------       -----------------      -----------------
Total distributions to shareholders                                 (87,500)            (18,927,967)           (19,015,467)
                                                            ---------------       -----------------      -----------------

   Total decrease in shareholders' equity                           (75,043)            (16,233,116)           (16,308,159)
                                                            ---------------       -----------------      -----------------

Shareholders' equity as of September 30, 2005                    $  266,903           $  57,736,277(B)       $  58,003,180
                                                            ===============       ===================    =================

     (A) Shareholders' equity is equivalent to the net assets of the Trust.

     (B) The net asset value per share of beneficial interest was $533.81 as of September 30, 2005. Additionally, from February 9, 1998 (commencement of operations) through September 30, 2005, the Trust made cash distributions to Beneficial Shareholders totaling $596.00 per share of beneficial interest.

     (C) Breakdown of return of capital and gain is based on information available at the time of each distribution.



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2005


Cash Flows From Operating Activities

Net increase in shareholders' equity from operations                                                          $  2,707,308

Adjustments to reconcile net increase in shareholders' equity from operations to net cash provided by operating activities:

Change in net unrealized depreciation of investments                                                           (1,679,928)
Capital contributed to Indirect Investments                                                                    (1,032,772)
Return of capital distributions received from Indirect Investments                                              7,330,452
Net realized loss from investments                                                                              4,551,772
Proceeds from sale of Direct Investment                                                                         6,498,513
Proceeds from the sale of Distributed Investments                                                                 632,264
Accretion of discount on debt securities                                                                           (1,195)
Decrease in accrued interest receivable                                                                             3,561
Increase in deposits in escrow                                                                                   (355,714)
Increase in prepaid expenses                                                                                      (37,628)
Increase in deferred compensation plan assets                                                                     (29,491)
Increase in accounts payable and accrued expenses                                                                  15,532
Increase in deferred compensation - due to Independent Trustees                                                    29,491
                                                                                                         ----------------
Net cash provided by operating activities                                                                      18,632,165
                                                                                                         ----------------

Cash Flows From Financing Activities

Cash distributions paid to shareholders                                                                       (19,015,467)
                                                                                                         ----------------

Decrease in cash                                                                                                 (383,302)
Cash at beginning of period                                                                                    18,643,531
                                                                                                         ----------------

Cash at End of Period                                                                                       $  18,260,229
                                                                                                         ================


The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2005
                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity        Net Assets
                                                               ----------------   ---------------    --------------  -------------
Direct Investments:

Manufacturing:
   ADCO Global, Inc.
   Raleigh, NC
   Adhesives, sealants and coatings
   8,637 shares of redeemable exchangeable
     cumulative preferred stock                                     $  863,700      $  1,000,000
   1,000 shares of common stock                                      1,000,000         1,000,000
                                                                --------------    --------------

       Total Manufacturing                                           1,863,700         2,000,000          3.45%             3.45%
                                                                --------------    --------------       --------         ---------

Telecommunications:
   Integra Telecom, Inc.
   Portland, OR
   Facilities-based, integrated communications provider
       4,000,000 shares of Series F preferred stock                  1,000,000                 0
   Warrant to purchase 71,222 shares of Class A voting
     common stock at $.05 per share, expiring 1/14/10                        0                 0
   185,000 shares of Series H preferred stock                          185,000           555,000
   Warrant to purchase 637,788 shares of Class A voting
     common stock at $.0005 per share, expiring 7/03/12                      0                 0
                                                                  ------------    --------------

       Total Telecommunications                                      1,185,000           555,000          0.96%             0.96%
                                                                --------------    --------------       --------         ---------

Total Direct Investments (A)                                         3,048,700         2,555,000          4.41%             4.41%
                                                                --------------    --------------       --------         ---------

Indirect Investments:

International:
   CVC European Equity Partners II L.P.                              2,239,963         3,307,117          5.70%           5.70%
   $7,500,000 original capital commitment
   .397% limited partnership interest

   Hicks, Muse, Tate & Furst Latin America Fund, L.P.                1,166,954           930,934          1.60%           1.60%
                                                                --------------    --------------       --------        --------
   $2,500,000 original capital commitment
   .267% limited partnership interest

       Total International                                           3,406,917         4,238,051          7.30%           7.30%
                                                                --------------    --------------       --------        --------

Large Corporate Restructuring:
   Apollo Investment Fund IV, L.P.                                   2,097,711         3,580,000          6.17%           6.17%
   $5,000,000 original capital commitment
   .139% limited partnership interest

   Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                    1,032,897           677,571          1.17%           1.17%
                                                                --------------    --------------       --------        --------
   $5,000,000 original capital commitment
   .124% limited partnership interest

       Total Large Corporate Restructuring                           3,130,608         4,257,571          7.34%           7.34%
                                                                --------------    --------------       --------        --------

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS,(Unaudited) continued
As of September 30, 2005
                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity          Net Assets
                                                                ---------------   --------------    --------------   --------------
Medium Corporate Restructuring:
   Aurora Equity Partners II L.P.                                 $  4,235,353      $  5,287,006          9.12%           9.12%
   $5,000,000 original capital commitment
   .663% limited partnership interest

   Fenway Partners Capital Fund II, L.P.                             4,206,909         3,850,939          6.64%           6.64%
   $5,000,000 original capital commitment
   .550% limited partnership interest

   Parthenon Investors, L.P.                                         2,606,285         1,764,993          3.04%           3.04%
   $3,500,000 original capital commitment
   .990% limited partnership interest

   Thomas H. Lee Equity Fund IV, L.P. (B)                            4,699,190         4,433,582          7.64%           7.64%
                                                                --------------    --------------       --------        --------
   $10,000,000 original capital commitment
   .342% limited partnership interest

       Total Medium Corporate Restructuring                         15,747,737        15,336,520         26.44%          26.44%
                                                                --------------    --------------       --------        --------

Sector Focused:
   First Reserve Fund VIII, L.P.                                     2,301,639         2,855,000          4.92%           4.92%
   $5,000,000 original capital commitment
   .616% limited partnership interest

   Providence Equity Partners III, L.P. (B)                            170,454           156,734          0.27%           0.27%
   Providence Equity Offshore Partners III, L.P. (B)                    29,662             4,113          0.01%           0.01%
                                                                --------------    --------------       --------        --------
   $3,500,000 original capital commitment                              200,116           160,847          0.28%           0.28%
                                                                --------------    --------------       --------        --------
   .372% limited partnership interest

   VS&A Communications Partners III, L.P.                            1,970,956         1,031,466          1.78%           1.78%
                                                                --------------    --------------       --------        --------
   $3,000,000 original capital commitment
   .310% limited partnership interest

       Total Sector Focused                                          4,472,711         4,047,313          6.98%           6.98%
                                                                --------------    --------------       --------        --------

Small Corporate Restructuring:
   American Securities Partners II, L.P.                             1,381,851         1,027,861          1.77%           1.77%
   $5,000,000 original capital commitment
   1.429% limited partnership interest

   Sentinel Capital Partners II, L.P.                                2,016,445         2,797,948          4.82%           4.82%
   $5,000,000 original capital commitment
   3.973% limited partnership interest

   Washington & Congress Capital Partners, L.P. (B)
   (f/k/a Triumph Partners III, L.P.)                                1,577,313         1,293,809          2.23%           2.23%
                                                                --------------    --------------       --------        --------
   $5,000,000 original capital commitment
   .831% limited partnership interest

       Total Small Corporate Restructuring                           4,975,609         5,119,618          8.82%           8.82%
                                                                --------------    --------------       --------        --------


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS,(Unaudited) continued
As of September 30, 2005
                                                                                                      Fair Value       Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity          Net Assets
                                                                ----------------  --------------     -------------    -------------
Venture Capital:
   Alta California Partners II, L.P. (B)                          $  3,300,028      $  1,695,884          2.92%           2.92%
   $4,000,000 original capital commitment
   1.783% limited partnership interest

   Atlas Venture Fund IV, L.P.                                         386,296           214,632          0.37%           0.37%
   $1,540,000 original capital commitment
   .381% limited partnership interest

   Bedrock Capital Partners I, L.P.                                    708,652           692,904          1.19%           1.19%
   $5,000,000 original capital commitment
   4.189% limited partnership interest

   Sprout Capital VIII, L.P. (B)                                     1,217,143         1,210,255          2.09%           2.09%
                                                                --------------    --------------       --------        --------
   $5,000,000 original capital commitment
   .667% limited partnership interest

       Total Venture Capital                                         5,612,119         3,813,675          6.57%           6.57%
                                                                --------------    --------------       --------        --------

Total Indirect Investments (C)                                      37,345,701        36,812,748         63.45%          63.45%
                                                                --------------    --------------       --------        --------


Total Portfolio Investments                                      $  40,394,401     $  39,367,748         67.86%          67.86%
                                                                ==============    ===============       =======        ========

     (A) In August 2005, in connection  with the sale of  Hanley-Wood  LLC to JP
Morgan Partners, the Trust received $6,149,375. Such payment included $5,792,333 for the Trust's interest in VS&A HW Holdings, LLC, $200,527 representing repayment of principal on the 13.25% senior note and PIK interest, $13,285 of accrued interest on the senior note, and $143,230 for the Hanley-Wood warrants held by the Trust. In connection with the sale, additional proceeds of $581,741 were placed into escrow. After a reserve on the escrow balance of $226,028, the sale resulted in a realized gain of $3,261,099.

     (B) On September 30, 2005, the Trust wrote off a portion of the cost of its investments in certain Indirect Investments realizing an aggregate loss of $2,850,000 as follows:

        Thomas H. Lee Equity Fund IV, L.P.                     $800,000
        Providence Equity Partners III, L.P.                   $383,299
        Providence  Equity Offshore  Partners III, L.P.         $66,701
        Washington    &   congress    Capital Partners, L.P.   $500,000
        Alta California Partners II, L.P.                      $500,000
        Sprout Capital VIII, L.P.                              $600,000

     (C) In July 2005, the trust sold 29,471 common shares of Arbinet for $182,218, realizing a loss of $136,658.


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
For the Six Months Ended September 30, 2005 (Unaudited)

The following per share data and ratios have been derived from information provided in the financial statements.

Increase (Decrease) in Net Asset Value

Per Share Operating
   Performance:                                                                                       2005
---------------------                                                                           ---------------

Net asset value, beginning of year                                                                    $ 683.89
                                                                                                ---------------

Net investment loss                                                                                      (4.17)
Net change in net assets from portfolio investments                                                       29.09
                                                                                                ---------------
Net increase in net assets resulting from operations                                                      24.92
                                                                                                ---------------

Cash distributions: (A)
    ROC                                                                                                   79.58
    Gain                                                                                                  95.42
                                                                                                ---------------
                                                                                                         175.00

Net asset value, end of period                                                                        $  533.81
                                                                                                ===============

Total investment return                                                                                 14.57%
                                                                                                ==============


Ratios to Average Net Assets:

Expenses                                                                                                 2.05%
                                                                                                ==============

Net investment loss                                                                                     (1.32%)
                                                                                                ==============


Supplemental Data:

Net assets, end of period                                                                       $   58,003,180
                                                                                                ==============

Portfolio turnover                                                                                       2.11%
                                                                                                ==============

(A) Breakdown of return of capital and gain is based on information available at the time of each distribution.



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES   TO   CONSOLIDATED    FINANCIAL    STATEMENTS (Unaudited)

1.       Organization and Purpose

     The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

     Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee"), manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees is referred to herein as the "Trustees."

     The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Trust's financial statements are consolidated to include the financial statements of PEF Indirect, LLC and PEF Direct, Inc.

     The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

     Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

     Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments. The valuations provided by the general partners of such investments are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES   TO   CONSOLIDATED    FINANCIAL   STATEMENTS,(Unaudited) continued

     The fair value of the Trust's Direct Investments and securities received from Indirect Investments ("Distributed Investments") are determined as follows:
(i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

     The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

     The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

     Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

     Loss Realization Policy - In addition to the gains and losses on the sale of investments, the Adviser Trustee shall consider each quarter whether in its view there has been an impairment of the Trust's ability to recover all or part of the cost basis of any investment of the Trust that is other than a temporary decline. Without limiting the circumstances under which the Adviser Trustee may otherwise determine to include an investment of the Trust in such a consideration, the Adviser Trustee shall include in this consideration any investment of the Trust where any of the following factors are present:

     (i) covenant breaches by the relevant company or investment fund; (ii) departures of key members of management; (iii) bankruptcy or restructuring of the company or investment fund; (iv) an investment has been valued below cost for one year or longer; or (v) investments that are the subject of write-downs of value during the current quarter.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES   TO   CONSOLIDATED    FINANCIAL   STATEMENTS,(Unaudited) continued

     Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency. Consequently, the Trust may be exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

     Income Taxes - The Trust is treated as a partnership for income tax purposes. As such, no provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

3.       Shareholders' Equity

     In connection with the original issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the Shares.

4.       Allocation of Net Income and Net Loss

     Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

     Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments" (as described below), and 15% from Direct Investments in "pari passu co-investments", provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

     "Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

     The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

     Each Independent Trustee receives a $12,500 annual fee, payable quarterly, $625 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee receives an additional $3,125 annual fee, payable quarterly, and $300 for each Audit Committee meeting attended.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES   TO   CONSOLIDATED    FINANCIAL   STATEMENTS,(Unaudited) continued

     The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds and appreciation and income earned thereon is credited to the deferred accounts of the Independent Trustees.

     Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information - Individual Trustees.

6.       Investment Commitments

     As of September 30, 2005, the Trust had unfunded investment commitments of approximately $5.0 million.

7.       Cash Distributions

     On September 15, 2005 the Trust made a cash distribution to shareholders totaling $8,149,486, of which the Beneficial Shareholders received $8,111,986, or $75 per share of beneficial interest in the Trust, and the Adviser Trustee received $37,500. The breakdown of the distribution between return of capital and gain is $46.08 and $28.92 per share, respectively. The breakdown of return of capital gain is based on information available at the time of each distribution.

     Cumulative distributions made through September 30, 2005 total $64,761,247, of which the Beneficial Shareholders received $64,463,247, or $596.00 per Share and the Adviser Trustee received $298,000.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND SUPPLEMENTAL INFORMATION
(Unaudited)

1.       Individual Trustees

Information concerning the Individual Trustees of the Trust is shown in the chart below. Trustee
Harry G. Bubb retired in December 2003.

 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                   Term of                               Overseen by
                                                 Office and                              Director or     Other Directorships
                               Position Held      Length of      Principal Occupation    Nominee for     Held by Director or
    Name, Address and Age        with Fund       Time Served     During Past 5 Years       Director     Nominee for Director
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
    Christopher J. Bower
    1200 Prospect Street,                                          Chief Executive
          Suite 200            President and                     Officer and Founder
     La Jolla, CA 92037          Individual      Indefinite,     of Pacific Corporate
           Age 48                 Trustee        Since 1998           Group LLC               1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                Ivadelle and Theodore
                                                                 Johnson Professor of
       Alan C. Shapiro                                           Banking and Finance
    1200 Prospect Street,                                          at the Marshall
          Suite 200                                              School of Business,
     La Jolla, CA 92037         Independent      Indefinite,        University of                         Remington Oil and
           Age 59                 Trustee        Since 1998      Southern California          1           Gas Corp. (NYSE)
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                                               Brandes
                                                                                                         International Fund,
                                                                                                           Forward Funds,
                                                                                                           Wilshire Target
                                                                                                           Funds, and as a
                                                                                                          trustee of RREEF
    DeWitt F. Bowman (1)                                                                                 America REIT, RREEF
    1200 Prospect Street,                                                                               America III REIT and
          Suite 200                                                                                      the Pacific Gas and
     La Jolla, CA 92037         Independent      Indefinite,     Principal of Pension                     Electric Nuclear
           Age 72                 Chairman       Since 1998     Investment Consulting         1         Decommissioning Trust
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
        Ronald Pelosi
    1200 Prospect Street
          Suite 200
     La Jolla, CA 92037         Independent      Indefinite,    President of Trenholm
           Age 70                 Trustee        Since 2003           Associates              1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------

(1) Effective November 17, 2005, Mr. Bowman was elected Independent Chairman of the Board of Trustees.

2.       Proxy Voting

     The Trust adopted the proxy voting policies and procedures of the Adviser Trustee as its own. A description of the Adviser Trustee's proxy voting policies and procedures is available without charge, by contacting Mr. Philip Posner, Chief Financial Officer and Managing Director of the Adviser Trustee, at (858) 456-6000 and on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov (in the Trust's annual report on Form N-CSR for the year ended March 31, 2005).

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION, (Unaudited) continued

     The Trust's proxy voting record is available without charge by contacting Mr. Philip Posner, Chief Financial Officer and Managing Director of the Adviser Trustee, at (858) 456-6000 and on the Commission's website at http://www.sec.gov (in the Trust's annual report on Form N-PX for the twelve month period ended June 30, 2005).

3. Form N-Q

     The Trust's Form N-Q, filed semi-annually with the Commission for the period ending on June 30 and December 31 of each year, includes a listing of the Trust's portfolio investments as of the end of such periods. The Trust's Form N-Q is available, without charge, by contacting Mr. Philip Posner, Chief Financial Officer and Managing Director of the Adviser Trustee, at (858) 456-6000 and on the Commission's website at http://www.sec.gov. Additionally, these Forms and other information may be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.

ITEM 2.  Code of Ethics.

                  Not applicable to this semi-annual report.

ITEM 3.  Audit Committee Financial Expert.

                  Not applicable to this semi-annual report.

ITEM 4.  Principal Accountant Fees and Services.

                  Not applicable to this semi-annual report.

ITEM 5.  Audit Committee of Listed Registrants.

                  Not applicable to this semi-annual report.

ITEM 6.  Schedule of Investments.

                  See Item 1.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

                  Not applicable to this semi-annual report.

ITEM 8.  Portfolio   Managers  of   Closed-End Management Investment Companies.

                  Not yet applicable.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable to the registrant for the following reasons: (i) the registrant's securities are not registered pursuant to Section 12 of the Securities Exchange Act of 1934 and (ii) neither the registrant nor any affiliated purchaser has made any purchases of the registrant's securities during the period covered by this report.

ITEM 10. Submissions  of Matters to a Vote of  Security
Holders.

     The board of trustees of the registrant has recently adopted a Nominating Committee Charter, which provides that shareholders of the registrant who wish to recommend a nominee to the registrant's board should send nominations to the attention of the Secretary of the registrant (1200 Prospect Street, Suite 200, La Jolla, California 92037) which includes biographical information and sets forth the qualifications of the proposed nominee. The Secretary will then forward the nominations to the Nominating Committee.

ITEM 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Exhibits.

(a)(1)          Not applicable to this semi-annual report.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act.

(a)(3)          Not applicable.

(b)             Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Pacific Corporate Group Private Equity Fund
-----------------------------------------------
By:/s/  Christopher J. Bower
        ---------------------

Christopher J. Bower
President/Principal Executive Officer

Date: December 9, 2005



     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/  Christopher J. Bower
        ---------------------

Christopher J. Bower
President/Principal Executive Officer

Date: December 09, 2005


By:/s/  Philip M. Posner
        ----------------

Philip M. Posner
Vice President, Treasurer and Secretary/Principal
Financial Officer

Date: December 09, 2005